Share-Based Compensation - Summary of Restricted Stock Shares Granted (Parenthetical) (Details) - shares shares in Millions		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Number of Target Shares Related to Rescission of Shares Granted in Excess of Plan Limits		50,326
Restricted Stock, Target Awards, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awarded Based on Performance Level Achieved		103.70%
Restricted Stock, Target Awards, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awarded Based on Performance Level Achieved			176.60%
Restricted Stock, Target Awards, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awarded Based on Performance Level Achieved				200.00%
Restricted Stock, Target Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Percentage of Award Based on Level of Performance Attained, Maximum	200.00%	200.00%
Percentage of Award Based on Level of Performance Attained, Minimum	0.00%	0.00%
Minimum [Member] | Restricted Stock Accelerated in Connection with the Combination [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awarded Based on Performance Level Achieved			146.50%	146.50%
Minimum [Member] | Restricted Stock with Service Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Minimum [Member] | Restricted Stock with Service Condition Assumed in Purchase Accounting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year
Maximum [Member] | Restricted Stock Accelerated in Connection with the Combination [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awarded Based on Performance Level Achieved			200.00%	200.00%
Maximum [Member] | Restricted Stock with Service Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Maximum [Member] | Restricted Stock with Service Condition Assumed in Purchase Accounting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years